Fair Value Measurements (Details) - Schedule of assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. - USD ($)
$ in Thousands
	Jun. 30, 2020	Dec. 31, 2019
Assets:
Marketable securities	$ 110,140	$ 127,960
Foreign currency derivative contracts	97	16
Total financial assets	110,237	127,976
Fair Value, Inputs, Level 1 [Member]
Assets:
Marketable securities
Foreign currency derivative contracts
Total financial assets
Fair Value, Inputs, Level 2 [Member]
Assets:
Marketable securities	110,140	127,960
Foreign currency derivative contracts	97	16
Total financial assets	110,237	127,976
Fair Value, Inputs, Level 3 [Member]
Assets:
Marketable securities
Foreign currency derivative contracts
Total financial assets